Accounting for the merger of UBS AG and Credit Suisse AG (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Business Combinations Under Common Control [Line items]
Credit Suisse AG assets, liabilities and equity transferred to UBS AG on the merger date

Credit Suisse AG assets, liabilities and equity

transferred to UBS AG on the merger date
USD m
Assets
Cash and balances at central banks 114,759
Amounts due from banks 6,861
Receivables from securities financing transactions measured at amortized cost
28,380
Cash collateral receivables on derivative instruments 10,373
Loans and advances to customers 222,937
Other financial assets measured at amortized cost 10,852
Total financial assets measured at amortized cost 394,162
Financial assets at fair value held for trading 15,504
Derivative financial instruments 31,975
Brokerage receivables 130
Financial assets at fair value not held for trading 36,592
Total financial assets measured at fair value through profit or loss 84,201
Financial assets measured at fair value through other comprehensive income
0
Investments in associates 1,330
Property, equipment and software 2,627
Goodwill and intangible assets 819
Deferred tax assets 224
Other non-financial assets 5,943
Total assets 489,306
Liabilities
Amounts due to banks 20,715
Payables from securities financing transactions measured at amortized cost 6,077
Cash collateral payables on derivative instruments 6,459
Customer deposits 224,627
Funding from UBS Group AG measured at amortized cost 45,298
Debt issued measured at amortized cost 44,521
Other financial liabilities measured at amortized cost 8,984
Total financial liabilities measured at amortized cost 356,681
Financial liabilities at fair value held for trading 1,870
Derivative financial instruments 33,200
Brokerage payables designated at fair value 339
Debt issued designated at fair value 25,947
Other financial liabilities designated at fair value 5,494
Total financial liabilities measured at fair value through profit or loss 66,850
Provisions 2,817
Other non-financial liabilities 3,381
Total liabilities 429,729
Equity
Equity attributable to shareholders 1 41,432
Equity attributable to non-controlling interests 490
Total equity 41,922
1 Refer to Statement of changes in equity for more information.